Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

The following table provides information on total compensation and compensation “actually paid,” as determined based on SEC methodology, to the Company’s principal executive officer (“PEO”) and to the remaining NEOs ("Non-PEO NEOS") for the fiscal years ended December 31, 2025, 2024 and 2023, and the cumulative total shareholder return (“TSR”) on the Company’s common stock and net income over the same time period.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income ($ in thousands)

2025	$1,752,246	$1,644,729	$817,103	$792,470	$119.38	$22,057
2024	1,491,661	1,449,335	648,550	613,070	89.94	15,064
2023	1,075,110	656,622	596,865	447,183	100.80	3,822
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(1)     During 2025, 2024 and 2023, David W. Pijor was our PEO.

(2)    The following table sets forth the adjustments made during each year to arrive at compensation “actually                                                 paid” to our PEO during each of the years in question.

Year	Summary Compensation Table Total for PEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to PEO

2025	$1,752,246	$(4,188)	$(103,329)	$—	$1,644,729
2024	1,491,661	(18,926)	(23,400)	—	1,449,335
2023	1,075,110	(21,301)	(397,187)	—	656,622
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(3)    For 2025 and 2024, our Non-PEO NEOs consisted of Patricia A. Ferrick and Michael G. Nassy. For 2023, our Non-PEO NEOs consisted of Patricia A. Ferrick and William G. Byers.

(4)    The following table sets forth the adjustments made during each year represented in the table above to     arrive at compensation “actually paid” to our Non-PEO NEOs during each of the years in question.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid to Non-PEO NEOs

2025	$817,103	$(3,392)	$(21,241)	$—	$792,470
2024	648,550	(12,540)	(22,940)	—	613,070
2023	596,865	(13,626)	(136,056)	—	447,183
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(5)     TSR is calculated assuming a fixed investment of $100 in the Company’s common stock based on the closing price on December 30, 2022, the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year. The amount for 2023 represents the one-year TSR, the amount for 2024 represents the two-year TSR and the amount for 2025 represents the three-year TSR.

Named Executive Officers, Footnote	Patricia A. Ferrick and Michael G. Nassy. For 2023, our Non-PEO NEOs consisted of Patricia A. Ferrick and William G. Byers.	Patricia A. Ferrick and Michael G. Nassy. For 2023, our Non-PEO NEOs consisted of Patricia A. Ferrick and William G. Byers.	Patricia A. Ferrick and Michael G. Nassy. For 2023, our Non-PEO NEOs consisted of Patricia A. Ferrick and William G. Byers.
Peer Group Issuers, Footnote	TSR is calculated assuming a fixed investment of $100 in the Company’s common stock based on the closing price on December 30, 2022, the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year. The amount for 2023 represents the one-year TSR, the amount for 2024 represents the two-year TSR and the amount for 2025 represents the three-year TSR.
PEO Total Compensation Amount	$ 1,752,246	$ 1,491,661	$ 1,075,110
PEO Actually Paid Compensation Amount	$ 1,644,729	1,449,335	656,622
Adjustment To PEO Compensation, Footnote	During 2025, 2024 and 2023, David W. Pijor was our PEO.
Non-PEO NEO Average Total Compensation Amount	$ 817,103	648,550	596,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 792,470	613,070	447,183
Adjustment to Non-PEO NEO Compensation Footnote
(3)    For 2025 and 2024, our Non-PEO NEOs consisted of Patricia A. Ferrick and Michael G. Nassy. For 2023, our Non-PEO NEOs consisted of Patricia A. Ferrick and William G. Byers.

(4)    The following table sets forth the adjustments made during each year represented in the table above to     arrive at compensation “actually paid” to our Non-PEO NEOs during each of the years in question.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 119.38	89.94	100.80
Net Income (Loss)	$ 22,057,000	$ 15,064,000	$ 3,822,000
PEO Name	David W. Pijor	David W. Pijor	David W. Pijor
PEO | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,188)	$ (18,926)	$ (21,301)
PEO | Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,329)	(23,400)	(397,187)
Non-PEO NEO | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,392)	(12,540)	(13,626)
Non-PEO NEO | Average Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,241)	$ (22,940)	$ (136,056)